Long-Term Debt - Schedule of Long-Term Debt (Detail) (USD $) In Thousands, unless otherwise specified	Dec. 31, 2013	Dec. 31, 2012
Debt Instrument [Line Items]
Notes payable - Investment fund contributions	$ 168,837	$ 311,515
Junior subordinated debt	111,862	111,862
Total long-term debt	280,699	423,377
2.395% to 7.04% [Member]
Debt Instrument [Line Items]
Federal Home Loan Bank notes	92,267	233,812
0.50% to 5.00% Fixed [Member]
Debt Instrument [Line Items]
Notes payable - Investment fund contributions	76,570	77,703
Statutory Trust I, 3 Month LIBOR Plus 3.25% [Member]
Debt Instrument [Line Items]
Junior subordinated debt	10,310	10,310
Statutory Trust II, 3 Month LIBOR Plus 3.15% [Member]
Debt Instrument [Line Items]
Junior subordinated debt	10,310	10,310
Statutory Trust III, 3 Month LIBOR Plus 2.00% [Member]
Debt Instrument [Line Items]
Junior subordinated debt	10,310	10,310
Statutory Trust IV, 3 Month LIBOR Plus 1.60% [Member]
Debt Instrument [Line Items]
Junior subordinated debt	15,464	15,464
American Horizons Statutory Trust I, 3 Month LIBOR Plus 3.15% [Member]
Debt Instrument [Line Items]
Junior subordinated debt	6,186	6,186
Statutory Trust V, 3 Month LIBOR Plus 1.435% [Member]
Debt Instrument [Line Items]
Junior subordinated debt	10,310	10,310
Statutory Trust VI, 3 Month LIBOR Plus 2.75% [Member]
Debt Instrument [Line Items]
Junior subordinated debt	12,372	12,372
Statutory Trust VII, 3 Month LIBOR Plus 2.54% [Member]
Debt Instrument [Line Items]
Junior subordinated debt	13,403	13,403
Statutory Trust VIII, 3 Month LIBOR Plus 3.50% [Member]
Debt Instrument [Line Items]
Junior subordinated debt	7,217	7,217
OMNI Trust I, 3 Month LIBOR Plus 3.30% [Member]
Debt Instrument [Line Items]
Junior subordinated debt	8,248	8,248
OMNI Trust II, 3 Month LIBOR Plus 2.79% [Member]
Debt Instrument [Line Items]
Junior subordinated debt	$ 7,732	$ 7,732